Restructuring Activities - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 21, 2022	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, number of positions eliminated, period percent	20.00%
Restructuring costs incurred		$ 845
Indoor Intelligence
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred		800
Indoor Intelligence | Discontinued Operations
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred		$ 700